Commitments (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 13, 2019	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
Commitments (Details) [Line Items]
Number of units issued	4,500,000
Deferred underwriting fee payable	$ 12,075,000	$ 12,075,000	$ 12,075,000	$ 12,075,000	$ 12,075,000	$ 12,075,000	$ 12,075,000	$ 12,075,000
Underwriters Agreement [Member]
Commitments (Details) [Line Items]
Underwriters discount, description		The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the Initial Public Offering, or $6,900,000. In addition, the underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, or $12,075,000.	The underwriters were paid a cash underwriting discount of 2.0% of the gross proceeds of the Initial Public Offering, or $6,900,000. In addition, the underwriters are entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Initial Public Offering, or $12,075,000.